As filed with the Securities and Exchange Commission on August 3, 2017

Securities Act Registration No. 333-183489

Investment Company Act Reg. No. 811-22739

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 10 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No.16 ☒

(Check appropriate box or boxes.)

_____________________________

IndexIQ Active ETF Trust

(Exact Name of Registrant as Specified in Charter)

800 Westchester Avenue,

Suite S-710

Rye Brook, NY 10573

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (914) 697-4946

_______________________________

Adam S. Patti

IndexIQ Advisors LLC

800 Westchester Avenue, Suite S-710

Rye Brook, New York 10573

(Name and Address of Agent for Service)

With a copy to:

Matthew V. Curtin, Esq.

IndexIQ Advisors LLC

800 Westchester Avenue

Suite S-710

Rye Brook, NY 10573

___________________________________

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on August 11, 2017 pursuant to paragraph (b)(1) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on [ ] pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on [ ] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying, until August 11, 2017, the effectiveness of the registration statement for IQ Municipal Insured ETF, IQ Municipal Intermediate ETF and IQ Municipal Short duration ETF (the “Funds”), filed in Post-Effective Amendment No. 5 on February 24, 2017, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 6, filed on May 9, 2017, Post-Effective Amendment No. 7, filed on June 7, 2017, Post-Effective Amendment No. 8, filed on July 6, 2017, and Post-Effective Amendment No. 9, filed on July 20, 2017.

This Post-Effective Amendment No. 10 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 5. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye Brook, and State of New York on this 3rd day of August, 2017.

INDEXIQ ACTIVE ETF TRUST

By:	/s/ Adam S. Patti
Adam S. Patti
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Reena Aggarwal*	Trustee	August 3, 2017
Reena Aggarwal

/s/ Michael A. Pignataro*	Trustee	August 3, 2017
Michael A. Pignataro

/s/ Paul D. Schaeffer*	Trustee	August 3, 2017
Paul D. Schaeffer

/s/ Adam S. Patti	Chairman, Trustee	August 3, 2017
Adam S. Patti	President and Principal
Executive Officer

/s/ David L. Fogel	Treasurer, Principal	August 3, 2017
David L. Fogel	Financial Officer, and
Principal Accounting Officer

/s/ Matthew V. Curtin

Matthew V. Curtin, Attorney-in-fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED